Intangible Assets - Estimated Annual Amortization Expense (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 89,252
2019 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	15,279
2020 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	14,204
2021 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	9,700
2022 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	6,095
2023 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	5,047
More than 5 years [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 38,927